Cover	Jan. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2021
Entity File Number	001-34145
Entity Registrant Name	Primoris Services Corporation
Entity Central Index Key	0001361538
Entity Tax Identification Number	20-4743916
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2300 N. Field Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	740-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	PRIM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false